Property, plant and equipment (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment
Machinery and Equipment	$ 97,285	$ 111,696
Right-of-use assets
Property, plant and equipment
Machinery and Equipment	$ 3,100	$ 3,800